Investor A C and Institutional [Member] N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Entity Central Index Key	0001097293
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 25, 2026